INTANGIBLE ASSETS AND LIABILITIES, NET- Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 7,551
2023	7,551
2024	6,373
2025	4,000
2026	4,000
Thereafter	38,262
Intangible assets, net	$ 67,737	$ 13,028